RELATED PARTY TRANSACTIONS - Other Income From Related Parties (Details) - Goods And Services [Member] - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Related Party Transaction [Line Items]
Other income from related parties	$ 2,520	$ 731	$ 602
Hollysys Intelligent [Member]
Related Party Transaction [Line Items]
Other income from related parties	1,018	0	0
Hollycon [Member]
Related Party Transaction [Line Items]
Other income from related parties	972	731	602
Ningbo Hollysys [Member]
Related Party Transaction [Line Items]
Other income from related parties	$ 530	$ 0	$ 0